Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of amounts due from related parties
	June 30, 2021	December 31, 2020
Current	(Unaudited)
Aeneas Management Limited	$1,923	$-
SMTPH Limited	111,935	-
Total	$113,858	$-

Schedule of amounts due to related parties
	June 30, 2021	December 31, 2020
Current	(Unaudited)
Aeneas Group Limited	$133,736	$123,922
Jurchen Investment Corporation	-	19,454
Ian Huen	-	2,110
Darren Lui	14	-
Sabrina Khan	11	39
Clark Cheng	-	401
Total	$133,761	$145,926

Non-current
Aeneas Group Limited (Note a)	$1,098,492	$1,507,285
Jurchen Investment Corporation (Note a)	-	500,000
Total	$1,098,492	$2,007,285

Schedule of related party transactions
	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Loan from related parties (Note a)
- Aeneas Group Limited	$1,000,000	$500,000
- Jurchen Investment Corporation	$2,500,000	$-

Repayment of loan and loan interest (Note a)
- Aeneas Group Limited	$1,448,526	$1,979,782
- Jurchen Investment Corporation	$3,085,097	$2,549,996

Interest expenses (Note a)
- Aeneas Group Limited	$60,773	$89,404
- Jurchen Investment Corporation	$65,644	$51,475

Consultant, management and administrative fees (Note b)
- CGY Investments Limited	$80,000	$76,129
- ACC Medical Limited	$79,402	$-
- Aeneas Management Limited	$-	$231,795
- Aenco Limited	$-	$476,923
- Aeneas Technology (Hong Kong) Limited	$-	$247,118

Rental expense (Note c)
- Jurchen Investment Corporation	$-	$96,300